INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Loss before taxes	$ 5,460	$ 3,325
Statutory tax rate of GlassesOff Inc.	35.00%	35.00%
Tax benefit	1,911	1,164
Permanent differences	(65)	(174)
Valuation allowance	(1,473)	(800)
Differences in tax rate	(373)	(190)
Tax expense	$ 0	$ 0